Financial Instruments (Schedule of Company's Exposure to Linkage and Foreign Currency Risk) (Details) - EUR (€) € in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		€ 66,845	€ 44,509	€ 36,882	€ 23,962
Marketable securities	[1]	1,761	2,242
Short term deposits		8,113	6,446
Restricted cash			22,162
Asset from concession project		1,491	1,463
Financial asset short-term			1,418
Trade and other receivables		9,825	4,882
Non-current assets:
Investments in equity accounted investees		32,234	33,561
Advances on account of investments in process		2,423	883
Asset from concession project			1,418
Fixed assets		264,095	114,389
Right of use asset		17,209	15,401
Concession intangible asset		4,604	5,042
Restricted cash long-term		9,931	10,956
Deferred tax		3,605	2,285
Other assets		2,762	12,249
Derivatives		10,238	5,162
Current liabilities:
Current maturities of long term bank loans		(10,232)
Current maturities of long term loans		(4,021)
Loans and borrowings		(4,021)
Short-term debentures		(10,600)	(26,773)
Trade payables		(12,387)	(1,765)
Accrued expenses and other payables		(7,912)	(5,010)
Non-current liabilities:
Lease liability		(17,299)	(15,402)
Liabilities to banks		(134,520)
Long-term loans		(134,520)	(40,805)
Long-term debentures		(72,124)	(44,811)
Deferred tax		(7,806)	(6,467)
Derivatives		8,336	7,263
Other long-term liabilities		(513)	(1,795)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		125,026	107,566	€ 76,957	€ 77,500
Non-Monetary [Member]
Current assets:
Cash and cash equivalents
Marketable securities
Short term deposits
Restricted cash
Asset from concession project
Financial asset short-term
Trade and other receivables		380	304
Non-current assets:
Investments in equity accounted investees		23,489	26,131
Advances on account of investments in process		2,423	883
Asset from concession project
Fixed assets		264,095	114,389
Right of use asset
Concession intangible asset		4,604	5,042
Restricted cash long-term
Deferred tax		3,605	2,285
Other assets		2,593	12,218
Derivatives
Current liabilities:
Current maturities of long term bank loans
Current maturities of long term loans
Loans and borrowings
Short-term debentures
Trade payables
Accrued expenses and other payables
Non-current liabilities:
Lease liability
Liabilities to banks
Long-term loans
Long-term debentures
Deferred tax		(7,806)	(6,467)
Derivatives
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		293,383	154,785
NIS [Member]
Current assets:
Cash and cash equivalents	[2]	50,195	23,385
Marketable securities	[2]
Short term deposits	[2]	8,113	6,446
Restricted cash	[2]		22,162
Asset from concession project	[2]	1,491	1,463
Financial asset short-term	[2]		1,418
Trade and other receivables	[2]	3,155	1,199
Non-current assets:
Investments in equity accounted investees	[2]	8,745	7,430
Advances on account of investments in process	[2]
Asset from concession project	[2]	25,036	27,122
Fixed assets	[2]
Right of use asset	[2]	1,463	1,585
Concession intangible asset	[2]
Restricted cash long-term	[2]	5,882	5,639
Deferred tax	[2]
Other assets	[2]	30	31
Derivatives	[2]
Current liabilities:
Current maturities of long term bank loans	[2]	(1,762)
Current maturities of long term loans	[2]
Loans and borrowings	[2]		(1,669)
Short-term debentures	[2]	(10,600)	(26,773)
Trade payables	[2]	(221)	(266)
Accrued expenses and other payables	[2]	(3,502)	(3,519)
Non-current liabilities:
Lease liability	[2]	(1,436)	(1,529)
Liabilities to banks	[2]	(15,520)
Long-term loans	[2]	(5,102)	(19,409)
Long-term debentures	[2]	(72,124)	(44,811)
Deferred tax	[2]
Derivatives	[2]
Other long-term liabilities	[2]	(27)	(28)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	[2]	(6,184)	(124)
Unliked [Member]
Current assets:
Cash and cash equivalents		952	1,517
Marketable securities		1,761	2,242
Short term deposits
Restricted cash
Asset from concession project
Financial asset short-term
Trade and other receivables		384	396
Non-current assets:
Investments in equity accounted investees
Advances on account of investments in process
Asset from concession project
Fixed assets
Right of use asset
Concession intangible asset
Restricted cash long-term
Deferred tax
Other assets
Derivatives
Current liabilities:
Current maturities of long term bank loans
Current maturities of long term loans
Loans and borrowings
Short-term debentures
Trade payables
Accrued expenses and other payables		(666)
Non-current liabilities:
Lease liability
Liabilities to banks
Long-term loans
Long-term debentures
Deferred tax
Derivatives
Other long-term liabilities		(486)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		1,945	4,155
Euro [Member]
Current assets:
Cash and cash equivalents		15,698	19,607
Marketable securities
Short term deposits
Restricted cash
Asset from concession project
Financial asset short-term
Trade and other receivables		5,906	2,983
Non-current assets:
Investments in equity accounted investees
Advances on account of investments in process
Asset from concession project
Fixed assets
Right of use asset		15,746	13,816
Concession intangible asset
Restricted cash long-term		4,049	5,317
Deferred tax
Other assets		139
Derivatives		10,238	5,162
Current liabilities:
Current maturities of long term bank loans		(8,470)
Current maturities of long term loans		(4,021)
Loans and borrowings			(2,469)
Short-term debentures
Trade payables		(12,166)	(1,499)
Accrued expenses and other payables		(3,744)	(1,491)
Non-current liabilities:
Lease liability		(15,863)	(13,873)
Liabilities to banks		(119,000)
Long-term loans		(44,294)	(69,773)
Long-term debentures
Deferred tax
Derivatives		(8,336)	(7,263)
Other long-term liabilities			(1,767)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		€ (164,118)	€ (51,250)

[1]	During 2020, the Company invested in a traded Corporate Bond (rated BB+ by Moody's) with a coupon rate of 5.569%.
[2]	including items linked to CPI